Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000002471
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	13.25%		12.02%
Without Sales Load [Member] | C000102327
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%	13.49%		12.25%
Without Sales Load [Member] | C000002472
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	(0.30%)		1.28%
Without Sales Load [Member] | C000156017
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%	(0.08%)	1.41%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.26%